TAXES (Tables)	6 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	April 30,	April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Income tax benefit (provision) attributable to:
Current operations	$24,522	$44,686
Less: Utilization of NOL carry-forward	–	(9,178)
Less: valuation allowance	(24,522)	–
Net provision for income taxes	$–	$35,508

Schedule of net deferred tax

	April 30, 2026	April 30, 2025
	(Unaudited)	(Unaudited)
Deferred tax asset attributable to:
Net operating loss carryover	$24,522	$–
Less: valuation allowance	(24,522)	–
Net deferred tax asset	$–	$–